Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Total	Issued capital [member] Common share capital [member]	Issued capital [member] Class A preference share capital [member]	Issued capital [member] Class B preference share capital [member]	Issued capital [member] Class C preference share capital [member]	Share premium [member] Common share premium [member]	Share premium [member] Class A preference share premium [member]	Share premium [member] Class B preference share premium [member]	Share premium [member] Class C preference share premium [member]	Accumulated loss [member]
Beginning balance at Dec. 31, 2014	€ (3,559)	€ 30	€ 21	€ 231		€ 1,564	€ 1,334	€ 34,026		€ (40,765)
Result	(23,184)									(23,184)
Total comprehensive loss	(23,184)									(23,184)
Transactions with owners of the Company:
Issuance of shares (net)	54,478			120	€ 373			4,880	€ 49,105
Equity settled shared-based payments	567									567
Total contributions by and distributions to owners of the Company	55,045			120	373			4,880	49,105	567
Ending balance at Dec. 31, 2015	(28,302)	30	21	351	373	1,564	1,334	38,906	49,105	(63,382)
Result	(47,228)									(47,228)
Other comprehensive income	8									8
Total comprehensive loss	(47,220)									(47,220)
Transactions with owners of the Company:
Issuance of shares (net)	51,151	673				50,478
IPO expenses	(1,509)					(1,509)
Conversion of preference shares		745	(21)	(351)	(373)	89,345	(1,334)	(38,906)	(49,105)
Equity settled shared-based payments	3,307									3,307
Total contributions by and distributions to owners of the Company	52,949	1,418	€ (21)	€ (351)	€ (373)	138,314	€ (1,334)	€ (38,906)	€ (49,105)	3,307
Ending balance at Dec. 31, 2016	34,031	1,448				139,878				(107,295)
Result	(73,089)									(73,089)
Other comprehensive income	89									89
Total comprehensive loss	(73,000)									(73,000)
Transactions with owners of the Company:
Issuance of shares (net)	74,041	301				73,740
Equity settled shared-based payments	12,815									12,815
Total contributions by and distributions to owners of the Company	86,856	301				73,740				12,815
Ending balance at Dec. 31, 2017	€ 47,887	€ 1,749				€ 213,618				€ (167,480)